ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accrued payroll and welfare	146,416	131,679
VAT and other surcharges payable	74,854	14,209
Advertising and marketing fees payable	6,757	136
Accrued IPO cost	5,215	6,903
Other payables	16,087	12,787
Accrued expenses and other current liabilities	249,329	165,714